Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 24,355,166
Less Than One Year [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	2,659,590
Less Than Two Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	4,959,590
Less Than Three Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	4,571,791
Less Than Four Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	3,159,590
Later than five years and not later than six years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	4,317,087
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 4,687,518